Prepayments and deposits	9 Months Ended
Mar. 31, 2025
Current prepayments and current accrued income other than current contract assets [abstract]
Prepayments and deposits
Note 11. Prepayments and deposits

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Current assets
Security deposits	915	2,101
Prepayments	36,640	9,787

	37,555	11,888

Non-current assets
Security deposits	24,354	17,459

Total prepayments and other assets	61,909	29,347

The increase in current prepayments primarily relates to electricity prepayments in relation to the Childress site which increased by $24,688,000 following the addendum to the PSA signed on 23 August 2024 (refer to note 9 - Financial asset at fair value through profit or loss) and the additional operational capacity that was commissioned during the nine months ended 31 March 2025.
Non-current deposits include connection deposits paid for expansion projects in British Columbia, Canada and West Texas, USA.